Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 13, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment(1)
Year	Reported Summary Compensation Table (“SCT”) Total for PEO 1	Compensation Actually Paid to PEO 1(2)	Reported Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2(2)	Average Reported Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Company Total Shareholder Return	Peer Group Shareholder Return(4)	Net Income (in millions)	Company Selected Measure: Revenue (in millions)(5)
2023	$8,046,575	$10,050,624	N/A	N/A	$3,218,108	$4,126,192	$191	$119	$(306.7)	$200.5
2022	$6,616,251	$(13,137,692)	N/A	N/A	$4,472,247	$(842,693)	$159	$114	$(314.2)	$128.3
2021	$2,866,931	$(6,449,458)	N/A	N/A	$11,099,491	$6,128,515	$398	$126	$(181.2)	$130.5
2020	$12,478,770	$51,604,237	$1,717,050	$8,398,519	$1,855,694	$4,749,166	$505	$126	$29.4	$78.9

Company Selected Measure Name			revenue
Named Executive Officers, Footnote	The NEOs for each applicable fiscal year are:
•2023: PEO 1: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene and Jeff Eidel.
•2022: PEO 1: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Jeff Eidel, and Peter Fromen. Mr. Fromen resigned from his role as Chief Commercial Officer effective May 20, 2022. Mr. Eidel was appointed as Chief Commercial Officer effective August 16, 2022.
•2021: PEO 1: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Peter Fromen, and Denis Zaccarin. Dr. Zaccarin ceased to serve as an executive officer after January 8, 2021. Mr. Van Oene was appointed as Chief Operating Officer, and Mr. Fromen was appointed Chief Commercial Officer, effective January 8, 2021.
•2020: PEO 1: Christian O. Henry. PEO 2: Michael Hunkapiller. Dr. Hunkapiller stepped down from his role as Chief Executive Officer and President effective September 14, 2020. Non-PEO NEOs: Susan Kim, Susan Barnes, and Denis Zaccarin. Ms. Barnes retired from her role as Executive Vice President and Chief Financial Officer effective August 7, 2020.    Mr. Henry was appointed as President and Chief Executive Officer effective September 14, 2020, and Ms. Kim was appointed as Chief Financial Officer effective September 28, 2020.

Peer Group Issuers, Footnote			The peer group used for relative TSR is the Nasdaq Biotechnology Index, which is the same peer group we use for the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2023 pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote	The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP.

Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Awards Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Fair Value of Vested Awards Granted in Year	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Fair Value of Forfeited Awards in Year
2023	PEO 1	$8,046,575	$(6,636,013)	$6,903,424	$740,655	—	$995,983	—
2023	Non-PEO NEOs*	$3,218,108	$(2,443,297)	$2,541,755	$560,532	—	$249,095	—
2022	PEO 1	$6,616,251	$(5,517,997)	$3,572,661	$(11,593,565)	$485,101	$(6,700,144)	—
2022	Non-PEO NEOs*	$4,472,247	$(3,944,226)	$2,962,458	$(2,161,553)	$141,415	$(1,075,233)	$(1,237,802)
2021	PEO 1	$2,866,931	$(1,448,052)	$574,247	$(8,880,638)	$94,868	$343,184	—
2021	Non-PEO NEOs*	$11,099,491	$(10,246,763)	$5,818,159	$(603,005)	$25,851	$34,783	—
2020	PEO 1	$12,478,770	$(11,835,900)	$50,961,367	—	—	—	—
2020	PEO 2	$1,717,050	$(551,250)	$3,891,000	$592,015	$1,945,500	$1,061,203	$(257,000)
2020	Non-PEO NEOs*	$1,855,694	$(1,535,473)	$4,481,588	$138,827	—	$(8,737)	$(182,732)

* Presented on an averaged basis
(a) For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP. The valuation assumptions used to calculate option fair values differed materially from those disclosed at the time of grant in the following ways:
•Risk-free rates range from 0.13% to 4.80% for the pay-versus-performance valuations versus a range of 0.28% to 3.66% for grant-date valuations. The risk-free rates differed due to macroeconomic changes between the grant date and valuation dates.
•The expected option term estimates range from 2.17 years to 8.71 years for the pay versus performance valuations versus 4.63 years and 6.10 for the grant date valuations. The expected term changed from the grant date to incorporate the passage of time in the awards’ life and by the degree to which the option was in or out of the money.
•The volatilities range from 58.39% to 95.74% for the pay versus performance valuations versus 67.00% to 75.45% for grant date valuations. The volatility differed due to macroeconomic changes in the market for our common stock between the grant date and valuation dates.
•The stock price on the valuation date ranged from $2.80 to $50.32 for the pay versus performance valuations versus $2.54 to $46.37 for grant date valuations.
All other valuation assumptions are not materially different from the grant-date assumptions and there were no changes in calculation methodology. For additional details on the valuation assumptions used at grant, see Note 10. “Stockholders’ Equity” to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2023.

Non-PEO NEO Average Total Compensation Amount			$ 3,218,108	$ 4,472,247	$ 11,099,491	$ 1,855,694
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,126,192	(842,693)	6,128,515	4,749,166
Adjustment to Non-PEO NEO Compensation Footnote	The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP.

Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Awards Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Fair Value of Vested Awards Granted in Year	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Fair Value of Forfeited Awards in Year
2023	PEO 1	$8,046,575	$(6,636,013)	$6,903,424	$740,655	—	$995,983	—
2023	Non-PEO NEOs*	$3,218,108	$(2,443,297)	$2,541,755	$560,532	—	$249,095	—
2022	PEO 1	$6,616,251	$(5,517,997)	$3,572,661	$(11,593,565)	$485,101	$(6,700,144)	—
2022	Non-PEO NEOs*	$4,472,247	$(3,944,226)	$2,962,458	$(2,161,553)	$141,415	$(1,075,233)	$(1,237,802)
2021	PEO 1	$2,866,931	$(1,448,052)	$574,247	$(8,880,638)	$94,868	$343,184	—
2021	Non-PEO NEOs*	$11,099,491	$(10,246,763)	$5,818,159	$(603,005)	$25,851	$34,783	—
2020	PEO 1	$12,478,770	$(11,835,900)	$50,961,367	—	—	—	—
2020	PEO 2	$1,717,050	$(551,250)	$3,891,000	$592,015	$1,945,500	$1,061,203	$(257,000)
2020	Non-PEO NEOs*	$1,855,694	$(1,535,473)	$4,481,588	$138,827	—	$(8,737)	$(182,732)

* Presented on an averaged basis
(a) For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP. The valuation assumptions used to calculate option fair values differed materially from those disclosed at the time of grant in the following ways:
•Risk-free rates range from 0.13% to 4.80% for the pay-versus-performance valuations versus a range of 0.28% to 3.66% for grant-date valuations. The risk-free rates differed due to macroeconomic changes between the grant date and valuation dates.
•The expected option term estimates range from 2.17 years to 8.71 years for the pay versus performance valuations versus 4.63 years and 6.10 for the grant date valuations. The expected term changed from the grant date to incorporate the passage of time in the awards’ life and by the degree to which the option was in or out of the money.
•The volatilities range from 58.39% to 95.74% for the pay versus performance valuations versus 67.00% to 75.45% for grant date valuations. The volatility differed due to macroeconomic changes in the market for our common stock between the grant date and valuation dates.
•The stock price on the valuation date ranged from $2.80 to $50.32 for the pay versus performance valuations versus $2.54 to $46.37 for grant date valuations.
All other valuation assumptions are not materially different from the grant-date assumptions and there were no changes in calculation methodology. For additional details on the valuation assumptions used at grant, see Note 10. “Stockholders’ Equity” to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2023.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Nasdaq Biotechnology Index ("NBI") TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs, versus the Company’s cumulative TSR and the NBI TSR, as applicable, over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and our Net Income (Loss) during the four most recently completed fiscal years.
Although Item 402(v) of Regulation S-K requires the description of the relationship between the compensation actually paid for our NEOs and our net income (loss), we do not currently utilize GAAP or non-GAAP net income (loss) as a performance measure in any of our incentive programs. As a result, the impact of year-over-year fluctuations in our net income (loss) has less of an impact on compensation actually paid.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Company-Selected Measure during the four most recently completed fiscal years.

Tabular List, Table

Revenue
Cash, cash equivalents and short-term investments

Total Shareholder Return Amount			$ 191	159	398	505
Peer Group Total Shareholder Return Amount			119	114	126	126
Net Income (Loss)			$ (306,700,000)	$ (314,200,000)	$ (181,200,000)	$ 29,400,000
Company Selected Measure Amount			200,500,000	128,300,000	130,500,000	78,900,000
PEO Name	Christian O. Henry	Michael Hunkapiller	Christian O. Henry	Christian O. Henry	Christian O. Henry
Additional 402(v) Disclosure	TSR is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2019, and reinvesting all dividends until the last day of each reported fiscal year.The company-selected measure is revenue, as described above in "Compensation Discussion and Analysis.” Revenue means all GAAP-based revenue as reflected in our audited financial statements.
The financial performance measures listed below represent the most important financial performance measures that were used to determine the compensation actually paid to our NEOs in 2023. No other financial performance measures were used to determine compensation actually paid to our named executive officers for 2023.

Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Cash, cash equivalents and short-term investments
Christian O Henry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,046,575	$ 6,616,251	$ 2,866,931	$ 12,478,770
PEO Actually Paid Compensation Amount			10,050,624	(13,137,692)	(6,449,458)	51,604,237
Christian O Henry [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,636,013)	(5,517,997)	(1,448,052)	(11,835,900)
Christian O Henry [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,903,424	3,572,661	574,247	50,961,367
Christian O Henry [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			740,655	(11,593,565)	(8,880,638)	0
Christian O Henry [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	485,101	94,868	0
Christian O Henry [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			995,983	(6,700,144)	343,184	0
Christian O Henry [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Michael Hunkapiller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,717,050
PEO Actually Paid Compensation Amount						8,398,519
Michael Hunkapiller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(551,250)
Michael Hunkapiller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,891,000
Michael Hunkapiller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						592,015
Michael Hunkapiller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,945,500
Michael Hunkapiller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,061,203
Michael Hunkapiller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(257,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,443,297)	(3,944,226)	(10,246,763)	(1,535,473)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,541,755	2,962,458	5,818,159	4,481,588
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			560,532	(2,161,553)	(603,005)	138,827
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	141,415	25,851	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			249,095	(1,075,233)	34,783	(8,737)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (1,237,802)	$ 0	$ (182,732)